As filed with the Securities and Exchange Commission on November 3, 2003


                                                     Registration Nos. 33-55890
                                                                   and 811-7350
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4

                        REGISTRATION STATEMENT UNDER |_|
                           THE SECURITIES ACT OF 1933


                         Pre-Effective Amendment No. |_|
                       POST-EFFECTIVE AMENDMENT NO. 16 |X|


                                     and/or

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 20 |X|

                        (Check appropriate box or boxes)

                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
                           (Exact Name of Registrant)

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)


                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111

              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (770) 953-1959


                               William T. McCallum
                      President and Chief Executive Officer
                    Canada Life Insurance Company of America
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
                         1025 Thomas Jefferson St. N.W.
                                 Suite 400 East
                           Washington, D. C. 2007-5208



It is proposed that this filing will become effective:
|X| immediately upon filing pursuant to paragraph (b) of Rule 485 |_| on (date)___________ pursuant to paragraph (b) of Rule 485 |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485 |_| on (date)____________pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:
|_| this Post-Effective Amendment designates a new effective date for a new effective date for a previously filed Post-Effective Amendment

                      Title of Securities Being Registered:
               Flexible Premium Variable Deferred Annuity Policies

Canada Life of America Variable Annuity Account 2, the Registrant, no longer offers to the public the flexible premium variable deferred annuity policies described in Registration Statement, SEC File No. 33-55890. Based on the precedent, circumstances and conditions set forth in a no-action letter issued to Great-West Life & Annuity Insurance Company (pub. avail. Oct. 23, 1990), post-effective amendments to this Registration Statement are not filed, and updated prospectuses are not distributed to existing owners of the policies.

This post-effective amendment to Form N-4 is being filed solely to reflect a change in location of the accounts and records of the Registrant. The content of Post-Effective Amendment No. 15 to this Registration Statement filed on April 30, 2002 (File Nos. 33-55890 and 811-7350) is incorporated herein by reference, except as otherwise indicated.

Item 24. Exhibits

Powers of Attorney for James Balog, J.W. Burns, Orest T. Dackow, Andre Desmarais, Paul Desmarais, Jr., Robert Gratton, K.P. Kavanagh, William Mackness, Jerry E.A. Nickerson, Michel Plessis-Belair, Brian E. Walsh, and Stephen H. Zimmerman are filed herewith.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.




                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 16 to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Greenwood Village, State of Colorado, on this 3rd day of November, 2003.

CANADA LIFE OF AMERICA
VARIABLE ANNUITY ACCOUNT 2

By:    /s/    William T. McCallum
       William T. McCallum, President
       and Chief Executive Officer of
       Canada Life Insurance Company of America

CANADA LIFE INSURANCE
COMPANY OF AMERICA

By:    /s/    William T. McCallum
       William T. McCallum, President
       and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed by the following persons in the capacities indicated on the date(s) set forth below.

Signature and Title                                                    Date

/s/    Robert Gratton*                                          November 3, 2003
Director and Chairman of the Board,
Robert Gratton

/s/    William T. McCallum                                      November 3, 2003
Director, President and Chief Executive
Officer, William T. McCallum

/s/    Mitchell T.G. Graye                                      November 3, 2003
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye

/s/    James Balog*                                             November 3, 2003
Director, James Balog

/s/    James W. Burns*                                          November 3, 2003
Director, James W. Burns

Signature and Title                                                     Date


/s/    Orest T. Dackow*                                         November 3, 2003
Director, Orest T. Dackow

/s/    Andre Desmarais*                                         November 3, 2003
Director, Andre Desmarais

/s/    Paul Desmarais, Jr.*                                     November 3, 2003
Director, Paul Desmarais, Jr.

/s/    Kevin P. Kavanagh*                                       November 3, 2003
Director, Kevin P. Kavanagh

/s/    William Mackness*                                        November 3, 2003
Director, William Mackness

/s/ Jerry E. A. Nickerson*                                      November 3, 2003
Director, Jerry E. A. Nickerson

/s/    Michel Plessis-Belair*                                   November 3, 2003
Director, Michel Plessis-Belair

/s/    Brian E. Walsh*                                          November 3, 2003
Director, Brian E. Walsh

/s/    Stephen H. Zimmerman*                                    November 3, 2003
Director, Stephen H. Zimmerman

*By:     /s/ D. C. Lennox                                       November 3, 2003
         D. C. Lennox

Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA



Know all men by these presents, that I, James Balog, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.


                                        /s/ James Balog
                                        Member, Board of Directors
                                        Canada Life Insurance Company of America



Witness: /s/ Alvina B. Balog
Name: Alvina B. Balog
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, James W. Burns, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.


                                   /s/ J.W. Burns
                                   Member, Board of Directors
                                   Canada Life Insurance Company of America




Witness: /s/ Lynne Saurette
Name:  Lynne Saurette
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Orest T. Dackow, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.


IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.


                              /s/ Orest T. Dackow
                              Member, Board of Directors
                              Canada Life Insurance Company of America




Witness: /s/ Joan Preyer
Name:  Joan Preyer
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Andre Desmarais, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.


                                /s/ Andre Desmarais
                                Member, Board of Directors
                                Canada Life Insurance Company of America




Witness: /s/ Emilia Bruno
Name:  Emilia Bruno
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Paul Desmarais, Jr., a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 17th day of September, 2003.


                                /s/ Paul Desmarais, Jr.
                                Member, Board of Directors
                                Canada Life Insurance Company of America




Witness:
Name:
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Robert Gratton, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 18th day of September, 2003.


                                      /s/ Robert Gratton
                                      Member, Board of Directors
                                      Canada Life Insurance Company of America




Witness: /s/ Nicole Barolet
Name:  Nicole Barolet
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Kevin P. Kavanagh, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 11th day of September, 2003.


                                       /s/ K.P. Kavanagh
                                       Member, Board of Directors
                                       Canada Life Insurance Company of America




Witness: /s/ Vivian Albo
Name: Vivian Albo
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, William Mackness, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.


IN WITNESS WHEREOF, I have hereunto set my hand this 15 day of September, 2003.


                                      /s/ William Mackness
                                      Member, Board of Directors
                                      Canada Life Insurance Company of America




Witness: /s/ Douglas Anthony Berberich
Name:  (Type or print name of witness)



Douglas Anthony Berberich, Notary Public in and for the Province of Ontario, Canada.
My commission is not limited in duration.

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Jerry E.A. Nickerson, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 23 day of September, 2003.


                             /s/ Jerry E.A. Nickerson
                             Member, Board of Directors
                             Canada Life Insurance Company of America




Witness: /s/ Murdock R. Burton
Name:  Murdock R. Burton
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Michel Plessis-Belair, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.



IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.


                                  /s/ Michel Plessis-Belair
                                  Member, Board of Directors
                                  Canada Life Insurance Company of America




Witness: /s/ Danielle Durocher
Name:  Danielle Durocher
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Brian E. Walsh, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 15 day of September, 2003.


                                   /s/ Brian E. Walsh
                                   Member, Board of Directors
                                   Canada Life Insurance Company of America




Witness: /s/ Sherin Hanna
Name:  Sherin Hanna
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Stephen H. Zimmerman, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 17th day of September, 2003.


                                 /s/ Stephen H. Zimmerman
                                 Member, Board of Directors
                                 Canada Life Insurance Company of America




Witness: /s/ Carol Michaelsen
Name:  Carol Michaelsen
 (Type or print name of witness)